Information on how numbers were calculated (Details 6) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net book value	€ 1,413,297	€ 624,668
Cost
Statement Line Items [Line Items]
Balance, beginning	995,179	394,609
Additions	1,681,412	590,491
Disposals	(408,457)	1,544
Reclassification	0	0
Exchange differences	8,221	8,534
Balance, ending	2,276,355	995,179
Depreciation
Statement Line Items [Line Items]
Balance, beginning	(370,510)	(221,970)
Depreciation charge for the year	(556,808)	(148,375)
Disposals	64,243
Exchange differences	18	(166)
Balance, ending	(863,058)	(370,510)
Buildings, offices properties
Statement Line Items [Line Items]
Net book value	822,697	0
Buildings, offices properties | Cost
Statement Line Items [Line Items]
Balance, beginning	0	0
Additions	1,332,368	0
Disposals	(266,057)	0
Reclassification	0	0
Exchange differences	1,512	0
Balance, ending	1,067,823	0
Buildings, offices properties | Depreciation
Statement Line Items [Line Items]
Balance, beginning	0	0
Depreciation charge for the year	(283,350)	0
Disposals	38,008
Exchange differences	216	0
Balance, ending	(245,126)	0
Laboratory, office and other equipment
Statement Line Items [Line Items]
Net book value	590,600	624,668
Laboratory, office and other equipment | Cost
Statement Line Items [Line Items]
Balance, beginning	995,179	394,609
Additions	294,705	504,423
Disposals	(142,400)	1,544
Reclassification	54,408	86,068
Exchange differences	6,639	8,534
Balance, ending	1,208,531	995,179
Laboratory, office and other equipment | Depreciation
Statement Line Items [Line Items]
Balance, beginning	(370,510)	(221,970)
Depreciation charge for the year	(273,458)	(148,375)
Disposals	26,235
Exchange differences	(198)	(166)
Balance, ending	(617,932)	(370,510)
Advance payments
Statement Line Items [Line Items]
Net book value	0	0
Advance payments | Cost
Statement Line Items [Line Items]
Balance, beginning	0	0
Additions	54,338	86,068
Disposals	0	0
Reclassification	(54,408)	(86,068)
Exchange differences	70	0
Balance, ending	0	0
Advance payments | Depreciation
Statement Line Items [Line Items]
Balance, beginning	0	0
Depreciation charge for the year	0	0
Disposals	0
Exchange differences	0	0
Balance, ending	€ 0	€ 0